Nuveen Massachusetts Quality Municipal
Income Fund
Portfolio of Investments February 29, 2024
(Unaudited)
NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 161.6% (99.6% of Total Investments)
X 187,169,400
MUNICIPAL BONDS - 161.6%  (99.6% of Total Investments) X 187,169,400
Education and Civic Organizations - 47.1% (29.0% of Total Investments)
$ 210 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/49
6/26 at 100.00 $ 199,582
3,515 Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016, 5.000%, 10/01/39
10/26 at 100.00 3,617,512
2,200 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/38
3/24 at 100.00 2,200,388
730 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T, 5.000%, 7/01/42
7/27 at 100.00 765,305
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 4.000%, 10/01/46
10/33 at 100.00 5,033,562
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2017A:
2,000 5.000%, 1/01/34 1/28 at 100.00 2,078,533
2,240 5.000%, 1/01/37 1/28 at 100.00 2,307,796
1,955 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 2,006,194
Massachusetts Development Finance Agency, Revenue Bonds, MCPHS
University Issue, Series 2015H:
450 3.500%, 7/01/35 7/25 at 100.00 443,770
190 5.000%, 7/01/37 7/25 at 100.00 194,135
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/47
7/26 at 100.00 1,204,619
500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 501,310
Massachusetts Development Finance Agency, Revenue Bonds, Northeastern
University, Series 2014A:
875 5.000%, 3/01/39 3/24 at 100.00 875,222
1,400 5.000%, 3/01/44 3/24 at 100.00 1,400,234
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 4.000%, 10/01/38
10/30 at 100.00 1,044,097
1,230 Massachusetts Development Finance Agency, Revenue Bonds, Sterling and
Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 1,259,597
450 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/36
7/29 at 100.00 468,942
1,175 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 1,000,965
Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017:
2,200 5.000%, 4/01/35 10/27 at 100.00 2,345,803
1,250 5.000%, 4/01/36 10/27 at 100.00 1,327,210
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 893,414
1,325 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/42
1/28 at 100.00 1,346,492
1,510 Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole
Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,588,971
840 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2016, 5.000%, 9/01/37
9/26 at 100.00 872,390
550 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 573,879
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B, 5.000%, 9/01/42
9/27 at 100.00 2,608,541
500 Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 516,654
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 3,742,150

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,495 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2016, 5.000%, 1/01/40
7/26 at 100.00 $ 2,571,058
Massachusetts Development Finance Authority, Revenue Refunding Bonds,
Boston University, Series 1999P:
1,090 6.000%, 5/15/29 No Opt. Call 1,197,471
1,000 6.000%, 5/15/59 5/29 at 105.00 1,139,548
4,000 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 4,069,540
2,900 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1, 5.000%, 11/01/52
5/30 at 100.00 3,109,610
Total Education and Civic Organizations 54,504,494
Health Care - 32.7% (20.2% of Total Investments)
1,340 Massachusetts Development Finance Agency Revenue Bonds, South Shore
Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 1,351,719
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 1,102,490
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Children's Hospital Series 2024T, 4.000%, 3/01/54
3/34 at 100.00 2,915,740
500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/32
7/26 at 100.00 517,043
2,350 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/48
7/33 at 100.00 2,556,662
1,675 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I, 5.000%, 7/01/30
7/26 at 100.00 1,739,201
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 915,386
1,000 5.000%, 7/01/32 7/25 at 100.00 1,017,004
500 5.000%, 7/01/33 7/25 at 100.00 508,442
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2:
1,500 5.000%, 7/01/38 7/28 at 100.00 1,585,334
2,000 5.000%, 7/01/53 7/28 at 100.00 2,046,536
2,800 Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber
Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 2,863,276
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health
System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45
8/25 at 100.00 3,529,745
2,145 Massachusetts Development Finance Agency, Revenue Bonds, Mass General
Brigham, Series 2020A-2, 5.000%, 7/01/39
1/30 at 100.00 2,350,398
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Mass General
Brigham, Series 2024D, 5.000%, 7/01/54
1/34 at 100.00 2,140,099
1,080 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
4/24 at 100.00 1,080,022
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 96,093
2,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41
1/28 at 100.00 2,064,321
820 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
4/24 at 100.00 820,615
Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G:
1,000 5.000%, 7/01/37 4/24 at 100.00 1,000,146
2,200 5.000%, 7/01/44 4/24 at 100.00 2,137,829
610 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38
1/27 at 100.00 623,529
Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 368,360
1,095 5.000%, 7/01/44 7/27 at 100.00 1,110,085
445 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 457,746

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 280 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 $ 277,624
700 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 680,123
Total Health Care 37,855,568
Housing/Multifamily - 4.6% (2.8% of Total Investments)
215 Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H,
5.125%, 6/01/43
3/24 at 100.00 215,077
665 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 535,639
1,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/50
12/28 at 100.00 734,837
1,335 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2020D-1, 2.550%, 12/01/50
6/30 at 100.00 907,332
400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2021A-1, 2.450%, 12/01/51
6/30 at 100.00 251,779
2,500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2022C-1, 5.100%, 12/01/52
6/32 at 100.00 2,641,145
Total Housing/Multifamily 5,285,809
Housing/Single Family - 0.4% (0.3% of Total Investments)
500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2022-224, 4.350%, 12/01/42
6/32 at 100.00 501,510
Total Housing/Single Family 501,510
Long-Term Care - 3.0% (1.9% of Total Investments)
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017:
1,040 4.125%, 10/01/42, 144A 3/24 at 104.00 931,854
250 5.000%, 10/01/47, 144A 3/24 at 104.00 248,961
460 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 465,676
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/49
10/24 at 104.00 1,000,365
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.250%, 1/01/50
1/32 at 100.00 876,022
Total Long-Term Care 3,522,878
Tax Obligation/General - 33.8% (20.8% of Total Investments)
2,000 Concord, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2023, 4.000%, 1/15/53
1/33 at 100.00 1,977,916
1,240 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2011, 5.000%, 2/15/32
4/24 at 100.00 1,242,133
3,000 Lincoln, Massachusetts, General Obligation Bonds, School Series 2019,
4.000%, 3/01/49
3/28 at 100.00 2,981,818
2,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2015C, 5.000%, 7/01/45
7/25 at 100.00 2,034,369
3,895 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2017F, 5.000%, 11/01/46
11/27 at 100.00 4,066,607
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2019A, 5.000%, 1/01/49
1/29 at 100.00 4,202,613
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2022C, 5.000%, 10/01/47
10/32 at 100.00 3,279,656
1,750 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2024A, 5.000%, 1/01/54
1/34 at 100.00 1,906,539
5,000 Massachusetts State, General Obligation Bonds, Consolidated Series 2023D,
5.000%, 10/01/51
10/33 at 100.00 5,452,727
1,775 North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2012, 5.000%, 5/15/35
4/24 at 100.00 1,778,130
1,685 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 1,659,948

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 $ 1,636,090
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/46
7/31 at 103.00 1,807,608
1,500 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022B, 5.000%, 7/01/51
7/32 at 100.00 1,635,235
Revere, Massachusetts, General Obligation Bonds, State Qualified Municipal
Purpose Loan Series 2022:
1,625 4.000%, 8/01/42 8/31 at 100.00 1,656,132
1,745 4.000%, 8/01/43 8/31 at 100.00 1,765,490
Total Tax Obligation/General 39,083,011
Tax Obligation/Limited - 26.0% (16.0% of Total Investments)
855 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 863,700
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/35 - BAM Insured
5/27 at 100.00 532,611
3,000 Massachusetts Bay Transportation Authority, Assessment Bonds, Sustainability
Series 2022A-2, 5.000%, 7/01/52
7/32 at 100.00 3,256,903
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior
Series 2023A-1, 5.250%, 7/01/53
7/33 at 100.00 2,791,603
1,350 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 1,379,493
3,185 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 3,271,247
2,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 2,122,294
2,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Programs, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 2,114,077
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
Program, Series 2023B, 5.000%, 6/01/49
6/33 at 100.00 5,484,590
485 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 507,336
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
13,888 0.000%, 7/01/46 7/28 at 41.38 4,521,466
4,218 0.000%, 7/01/51 7/28 at 30.01 1,019,004
775 4.750%, 7/01/53 7/28 at 100.00 775,443
1,016 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 1,013,462
490 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
4/24 at 100.00 493,182
Total Tax Obligation/Limited 30,146,411
Transportation - 4.5% (2.8% of Total Investments)
Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 7/01/39 7/24 at 100.00 1,003,379
2,500 5.000%, 7/01/44 7/24 at 100.00 2,505,820
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715 5.000%, 7/01/40 7/25 at 100.00 727,164
1,000 5.000%, 7/01/45 7/25 at 100.00 1,013,686
Total Transportation 5,250,049
U.S. Guaranteed - 1.3% (0.8% of Total Investments) (c)
1,000 Massachusetts Development Finance Agency Revenue Bonds, Children's
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 1,010,248
500 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 527,050
Total U.S. Guaranteed 1,537,298

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 8.2% (5.0% of Total Investments)
$ 565 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 $ 567,805
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017:
1,250 5.000%, 7/01/37 7/27 at 100.00 1,295,421
420 5.000%, 7/01/40 7/27 at 100.00 431,104
415 Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds,
Series 2003A, 5.000%, 12/01/32 - NPFG Insured
4/24 at 100.00 415,527
4,445 Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 4,431,922
1,230 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B, 5.000%, 8/01/42
8/27 at 100.00 1,287,082
1,000 Springfield Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2017C, 5.000%, 4/15/37
4/27 at 100.00 1,053,511
Total Utilities 9,482,372
Total Municipal Bonds
(cost $186,156,905) 187,169,400
Total Long-Term Investments
(cost $186,156,905) 187,169,400
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.6% (0.4% of Total Investments)
X 700,000
MUNICIPAL BONDS - 0.6%  (0.4% of Total Investments) X 700,000
Water and Sewer - 0 .6% ( 0 .4 % of Total Investments)
$ 700 (d) Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Variable Rate Demand Obligations Series 2008B, 3.320%, 8/01/37,
(Mandatory Put 3/07/24)
2/24 at 100.00 $ 700,000
Total Water and Sewer 700,000
Total Municipal Bonds
(cost $700,000) 700,000
Total Short-Term Investments
(cost $700,000) 700,000
Total Investments
(cost $186,856,905) - 162.2% 187,869,400
VRDP Shares, Net - (63.7)% (e) (73,775,609)
Other Assets & Liabilities, Net - 1.5% 1,712,652
Net Assets Applicable to Common Shares - 100% $ 115,806,443

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

NMT
investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 187,169,400 $ – $ 187,169,400
Short-Term Investments:
Municipal Bonds – 700,000 – 700,000
Total
$ – $ 187,869,400 $ – $ 187,869,400
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(e) VRDP Shares, Net as a percentage of Total Investments is 39.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.